Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Payables And Accruals Abstract
Other payables and accruals	[1]	$ 303	$ 255
Tax payable		773
Payroll and bonus payables		3,814	3,622
Total		$ 4,890	$ 3,877

[1]	Other payables and accruals are unsecured, non-interest-bearing and repayable on demand. The fair values of other payables and accruals at the end of each of the Relevant Periods approximated to their corresponding carrying amounts.